Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.81%
Basic Materials - 5.62%
Dow, Inc.	38,374	$2,625,549
Olin Corp.	103,951	5,082,164
		7,707,713
Consumer Discretionary - 18.25%
Ford Motor Co. (a)	232,935	3,384,546
Gap, Inc.	68,905	2,304,872
Gildan Activewear, Inc. (b)	128,985	4,664,098
Lear Corp.	20,818	4,025,368
Newell Brands, Inc.	147,029	4,218,262
PVH Corp. (a)	31,602	3,628,542
Skechers U.S.A., Inc. - Class A (a)	58,668	2,786,730
		25,012,418
Consumer Staples - 1.91%
McKesson Corp.	13,592	2,614,965
Energy - 9.94%
Baker Hughes, a GE Co.	165,391	4,035,540
Cenovus Energy, Inc. (b)	158,212	1,286,264
Halliburton Co.	201,466	4,522,912
NOV, Inc. (a)	165,627	2,669,907
TechnipFMC PLC - ADR (a)	129,300	1,110,687
		13,625,310
Financials - 31.28%
American International Group, Inc.	120,345	6,359,030
Axis Capital Holdings, Ltd. (b)	87,872	4,713,455
CNO Financial Group, Inc.	178,986	4,753,869
Equitable Holdings, Inc.	140,915	4,474,051
Fifth Third Bancorp	106,123	4,472,023
Invesco, Ltd. (b)	101,065	2,883,384
KeyCorp	194,784	4,487,823
Regions Financial Corp.	195,608	4,579,183
Reinsurance Group of America, Inc.	22,815	2,875,374
Voya Financial, Inc.	49,988	3,275,214
		42,873,406
Health Care - 1.15%
Cardinal Health, Inc.	28,137	1,577,642
Industrials - 18.99%
JELD-WEN Holding, Inc. (a)	144,372	4,043,860
MasTec, Inc. (a)	23,374	2,719,097
Mohawk Industries, Inc. (a)	13,079	2,755,484
Ryder System, Inc.	41,626	3,404,591
Terex Corp.	81,220	4,253,491
Textron, Inc.	56,250	3,851,438
Wabtec Corp.	60,314	4,991,586
		26,019,547
Technology - 5.69%
Avnet, Inc.	112,980	4,977,899
Hewlett Packard Enterprise Co.	176,868	2,822,813
		7,800,712
Utilities - 5.98%
Edison International	78,000	4,357,860
NRG Energy, Inc.	119,474	3,841,089
		8,198,949
Total Common Stocks (Cost $83,827,158)		135,430,662

SHORT-TERM INVESTMENT - 1.35%
Money Market Fund - 1.35%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	1,842,009	1,842,009
Total Short-Term Investment (Cost $1,842,009)		1,842,009

Total Investments (Cost $85,669,167) - 100.16%		137,272,671
Liabilities in Excess of Other Assets - (0.16)%		(214,903)
TOTAL NET ASSETS - 100.00%		$137,057,768

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2021.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Mid Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

Pzena Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$7,707,713	$-	$-	$7,707,713
Consumer Discretionary	25,012,418	-	-	25,012,418
Consumer Staples	2,614,965	-	-	2,614,965
Energy	13,625,310	-	-	13,625,310
Financials	42,873,406	-	-	42,873,406
Health Care	1,577,642	-	-	1,577,642
Industrials	26,019,547	-	-	26,019,547
Technology	7,800,712	-	-	7,800,712
Utilities	8,198,949	-	-	8,198,949
Total Common Stocks	135,430,662	-	-	135,430,662
Short-Term Investment	1,842,009	-	-	1,842,009
Total Investments	$137,272,671	$-	$-	$137,272,671

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.